Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect Period of Adoption Adjustment	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2017	$ 1,206,037		$ 578	$ (9,149)	$ 397,821	$ (309)	$ 759,356		$ 1,148,297		$ 57,740
Beginning Balances (in shares) at Dec. 31, 2017			57,727,220	(630,000)
Dividends paid to noncontrolling interest	(1,996)										(1,996)
Restricted share units vested			$ 3		(3)
Restricted share units vested (in shares)			289,685
Exercise of share options	$ 130				130				130
Exercise of share options (in shares)	15,259		15,259
Share-based compensation expense	$ 7,355				7,355				7,355
TW Container Leasing, Ltd. capital restructuring	(29,658)				780				780		(30,438)
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	50,378						50,378		50,378
Net income attributable to noncontrolling interests	3,872										3,872
Foreign currency translation adjustments	(127)					(127)			(127)
Total comprehensive income	54,123
Ending Balances at Dec. 31, 2018	1,235,991		$ 581	$ (9,149)	406,083	(436)	809,734		1,206,813		29,178
Ending Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)
Dividends paid to noncontrolling interest	(2,744)										(2,744)
Purchase of treasury shares	$ (8,597)			$ (8,597)					(8,597)
Purchase of treasury shares (in shares)	(878,637)			(878,637)
Restricted share units vested			$ 2		(2)
Restricted share units vested (in shares)			281,377
Exercise of share options	$ 126				126				126
Exercise of share options (in shares)	13,014		13,014
Share-based compensation expense	$ 4,388				4,388				4,388
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	56,724						56,724		56,724
Net income attributable to noncontrolling interests	(168)										(168)
Change in derivative instruments designated as cash flow hedges	(110)					(110)			(110)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(7)					(7)			(7)
Foreign currency translation adjustments	42					42			42
Total comprehensive income	56,481
Ending Balances at Dec. 31, 2019	1,285,645		$ 583	$ (17,746)	410,595	(511)	866,458		1,259,379		26,266
Ending Balances (ASU 2016-03) at Dec. 31, 2019		$ (892)						$ (885)		$ (885)		$ (7)
Ending Balances (in shares) at Dec. 31, 2019			58,326,555	(1,508,637)
Purchase of treasury shares	$ (68,493)			$ (68,493)					(68,493)
Purchase of treasury shares (in shares)	(6,736,493)			(6,736,493)
Restricted share units vested			$ 3		(3)
Restricted share units vested (in shares)			300,404
Exercise of share options	$ 1,295		$ 1		1,294				1,295
Exercise of share options (in shares)	113,960		113,960
Share-based compensation expense	$ 4,723				4,723				4,723
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	72,822						72,822		72,822
Net income attributable to noncontrolling interests	851										851
Change in derivative instruments designated as cash flow hedges	(12,307)					(12,307)			(12,307)
Foreign currency translation adjustments	177					177			177
Total comprehensive income	64,440
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	2,806					2,806			2,806
Income tax benefit related to items of other comprehensive income	91					91			91
Ending Balances at Dec. 31, 2020	$ 1,286,718		$ 587	$ (86,239)	$ 416,609	$ (9,744)	$ 938,395		$ 1,259,608		$ 27,110
Ending Balances (in shares) at Dec. 31, 2020			58,740,919	(8,245,130)